Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per Share (EPS) [Abstract]
Basic and diluted EPS Class A Common Shares

	Years Ended December 31,
Numerators	2011	2012	2013
Net loss	($283,498,759)	($17,557,125)	($16,953,032)
Less: Net loss attributable to non-vested share awards	7,644,949	444,326	351,877
Net loss attributable to common shareholders	($275,853,810)	($17,112,799)	($16,601,155)

Denominators
Weighted average common shares outstanding, basic and diluted	5,793,792	6,035,910	12,639,128

Net loss per common share, basic and diluted:	($47.61)	($2.84)	($1.31)